SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Concentration of risks (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item customer	Dec. 31, 2019 CNY (¥) item customer	Dec. 31, 2018 CNY (¥) item customer	Dec. 31, 2019 CNY (¥)
Concentration Risk [Line Items]
Cash and cash equivalents	$ 880		¥ 12,887	¥ 6,125
(Depreciation) appreciation of exchange rate during the period	1.30%	1.30%	5.70%
Working capital deficit	$ 6,324			44,026
Net cash used in operating activities	(6,980)	¥ (48,600)	¥ (31,147)
Capital expenditures	454	¥ 3,161
Retained Earnings (Accumulated Deficit)	(39,712)		(174,353)	(276,476)
Credit risk | Geographic concentration | PRC
Concentration Risk [Line Items]
Cash and cash equivalents	725		7,016	5,045
Credit risk | Geographic concentration | Non-PRC
Concentration Risk [Line Items]
Cash and cash equivalents	$ 155		¥ 5,871	1,080
Accounts receivable | Customer concentration
Concentration Risk [Line Items]
Number of customers exceeding 10% of benchmark	2	2	1
Revenue | Customer concentration
Concentration Risk [Line Items]
Number of customers exceeding 10% of benchmark	2	2	1
Cost of revenues | Supplier concentration
Concentration Risk [Line Items]
Number of suppliers exceeding 10% of benchmark | item	2	2	2
Restatement Adjustment [Member] | ASU 2016-01
Concentration Risk [Line Items]
Retained Earnings (Accumulated Deficit) | ¥				¥ 1,063